Note 9 - Other Borrowings (Details Textual)	Dec. 31, 2018 USD ($)
Loans Pledged as Collateral	$ 137,744,000
Line of Credit Facility, Remaining Borrowing Capacity	115,912,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	6,693,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	7,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	30,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	$ 21,750,000